Note 14 - Derivative Financial Instruments (Details Textual)					1 Months Ended
	Dec. 22, 2022 USD ($)	Mar. 09, 2022 USD ($)	Feb. 17, 2022 USD ($)	Dec. 13, 2021 USD ($) oz	Apr. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Auramet International LLC [Member]
Statement Line Items [Line Items]
Number of Agreements				2
Auramet International LLC [Member] | Gold loan agreement [member]
Statement Line Items [Line Items]
Proceeds from derivative financial liabilities				$ 3,000,000
Number of Deliveries				2
Repayment gold loan, delivery mass of each (Ounce) | oz				925
Financial liabilities, at fair value								$ 1,833,000
Auramet International LLC [Member] | Call option [member]
Statement Line Items [Line Items]
Call options, mass (Ounce) | oz				6,000
Strike price per ounce				$ 2,000
Put option [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	16,672
Hedging instruments, protected, price	$ 1,750
Zero cost contract to hedge 20,000 ounces of gold [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged			20,000
Term of derivative contract (Month)			5 months
Hedging contract, cap			$ 1,940
Hedging contract, collar			$ 1,825
Hedging instrument, ounces of gold hedged per month			4,000
Call options to hedge ounces of gold [member]
Statement Line Items [Line Items]
Strike price per ounce					$ 1,959.50
Hedging instrument, ounces of gold hedged per month		4,000			2,400
Hedging instrument, liabilities		$ 796			$ 176
Call options to hedge ounces of gold [member] | Auramet International LLC [Member]
Statement Line Items [Line Items]
Strike price per ounce					$ 1,886
Hedging instrument, ounces of gold hedged per month					2,400
Hedging instrument, liabilities					$ 176
Call options to hedge ounces of gold [member] | Abnormally large changes in asset prices or foreign exchange rates [member]
Statement Line Items [Line Items]
Strike price per ounce						$ 2,200	$ 2,100